Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Intangilbe Assets, Net [Abstract]
Amortization amount	$ 1,221,619	$ 16,935
Impaired patents with gross carrying amount	$ 122,800,000